Capital Stock (Details)			3 Months Ended	12 Months Ended
	Apr. 08, 2024 CAD ($) shares	Dec. 21, 2023 CAD ($) Days	Jun. 30, 2024 shares	Sep. 30, 2024 CAD ($) Days shares	Sep. 30, 2024 CAD ($) Days $ / shares shares	Sep. 30, 2024 USD ($) Days shares	Dec. 21, 2023 Days $ / shares shares	Oct. 31, 2023 $ / shares	Sep. 30, 2023 shares
Capital Stock [Line Items]
Shares were issued				30,203,676	30,203,676	30,203,676	999,963		167,610
Commitment amount (in Dollars) | $				$ 2,120,256	$ 2,120,256
Percentage of commitment fee amount	0.75%
Aggregate purchase price amount (in Dollars) | $				57,724
Exercise of call option of non controlling interest (in Dollars) | $
Number of trading days (in Days) | Days							20
Consecutive trading days (in Days) | Days		30
Price per share (in Dollars per share) | $ / shares								$ 0.01
Units in a year				37,234,741	37,234,741	37,234,741
Earnout Non-Voting Special Share [Member]
Capital Stock [Line Items]
Aggregate fair value of earnout non-voting special share (in Dollars) | $		$ 22,960,000
Bottom of range [member]
Capital Stock [Line Items]
Percentage of voting rights				60.00%	60.00%	60.00%
Top of range [member]
Capital Stock [Line Items]
Percentage of voting rights				100.00%	100.00%	100.00%
YA II PN, Ltd. [Member]
Capital Stock [Line Items]
Agreement period	3 years
Yorkville [Member]
Capital Stock [Line Items]
Commitment amount (in Dollars) | $	$ 50
Standby Equity Purchase Agreement [Member]
Capital Stock [Line Items]
Issuance of shares			166,696
Business Combination [Member]
Capital Stock [Line Items]
Business combination of shares outstanding				28,770,930	28,770,930	28,770,930
Class A Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of shares outstanding				2,031,250	2,031,250	2,031,250
Acquisition of shares issued				2,031,250	2,031,250	2,031,250
Acquisition of shares value (in Dollars) | $						$ 10,115,625
Volume weighted average price of the common shares (in Dollars per share) | $ / shares					$ 12
Number of trading days (in Days) | Days				20	20	20
Consecutive trading days (in Days) | Days				30
Units in a year				2,031,250	2,031,250	2,031,250
Class A Non-Voting Special Shares [Member] | Bottom of range [member]
Capital Stock [Line Items]
Volume weighted average price of the common shares (in Dollars per share) | $ / shares					$ 14
Class A Non-Voting Special Shares [Member] | Top of range [member]
Capital Stock [Line Items]
Volume weighted average price of the common shares (in Dollars per share) | $ / shares					$ 16
Class B Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of shares outstanding				999,963	999,963	999,963
Shares were issued							999,963
Price per share (in Dollars per share) | $ / shares							$ 12
Units in a year				999,963	999,963	999,963
Class B Non-Voting Special Shares [Member] | LeddarTech USA Inc [Member]
Capital Stock [Line Items]
Price per share (in Dollars per share) | $ / shares							12
Class C Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of shares outstanding				999,963	999,963	999,963
Price per share (in Dollars per share) | $ / shares							14
Units in a year				999,963	999,963	999,963
Class C Non-Voting Special Shares [Member] | LeddarTech USA Inc [Member]
Capital Stock [Line Items]
Price per share (in Dollars per share) | $ / shares							14
Class D Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of shares outstanding				999,963	999,963	999,963
Price per share (in Dollars per share) | $ / shares							16
Units in a year				999,963	999,963	999,963
Class D Non-Voting Special Shares [Member] | LeddarTech USA Inc [Member]
Capital Stock [Line Items]
Price per share (in Dollars per share) | $ / shares							16
Class E Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of shares outstanding				999,963	999,963	999,963
Price per share (in Dollars per share) | $ / shares							$ 10
Units in a year				999,963	999,963	999,963
Class E Non-Voting Special Shares [Member] | Original Equipment Manufacturer [Member]
Capital Stock [Line Items]
Units in a year							150,000
Class F Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of shares outstanding				999,963	999,963	999,963
Price per share (in Dollars per share) | $ / shares							$ 10
Units in a year				999,963	999,963	999,963
Class F Non-Voting Special Shares [Member] | Original Equipment Manufacturer [Member]
Capital Stock [Line Items]
Units in a year							150,000
Earnout Non-Voting Special Share [Member]
Capital Stock [Line Items]
Shares were issued							4,999,815
Earnout Non-Voting Special Share [Member] | Bottom of range [member]
Capital Stock [Line Items]
Volume weighted average price of the common shares (in Dollars per share) | $ / shares					$ 3.78
Per share amount (in Dollars per share) | $ / shares					2.84
Earnout Non-Voting Special Share [Member] | Top of range [member]
Capital Stock [Line Items]
Volume weighted average price of the common shares (in Dollars per share) | $ / shares					5.22
Per share amount (in Dollars per share) | $ / shares					$ 3.93
Common Stock [Member]
Capital Stock [Line Items]
Shares were issued	500,000			682,685	682,685	682,685
Non-Controlling Interest [Member]
Capital Stock [Line Items]
Exercise of call option of non controlling interest (in Dollars) | $				$ 9,508,328
Other Component of Equity [Member]
Capital Stock [Line Items]
Exercise of call option of non controlling interest (in Dollars) | $				(2,431,688)
Aggregate fair value of earnout non-voting special share (in Dollars) | $
Deficit [Member]
Capital Stock [Line Items]
Exercise of call option of non controlling interest (in Dollars) | $				(7,134,364)
Aggregate fair value of earnout non-voting special share (in Dollars) | $				$ 22,960,000